Available-For-Sale Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2016
Available-for-sale Securities [Abstract]
Available-For-Sale Marketable Securities
As of December 31, 2016 and 2015, the fair value, amortized cost and gross unrealized holding gains and losses of available-for-sale marketable securities were as follows:

	December 31, 2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government debentures - fixed and floating interest rate	$1,051	—	—	$1,051
Corporate debentures - fixed and floating interest rate	12,302	17	—	12,319
	$13,353	17	—	$13,370

	December 31, 2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government debentures - fixed and floating interest rate	$887	—	(7)	$880
Corporate debentures - fixed and floating interest rate	11,921	99	(64)	11,956
	$12,808	99	(71)	$12,836

Contractual Maturities Of The Available-For-Sale Marketable Securities	The contractual maturities of the available-for-sale marketable securities in future years are as follows:

December 31, 2016
2017	$1,802
2018	1,753
2019	4,040
2020	2,405
2021+ and after	2,864
$12,864